Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Straight-line rent and other receivables, net of allowance for doubtful accounts	$ 1,256	$ 2,088
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares outstanding	0	0
Shares-in-trust, par value	$ 0.01	$ 0.01
Shares-in-trust, shares authorized	100,000,000	100,000,000
Shares-in-trust, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	245,943,100	222,946,676
Common stock, shares outstanding	245,943,100	222,946,676